INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
INTANGIBLE ASSETS
Summary of intangible assets

	March 31, 2024
		Accumulated	Impairment
	Cost	Amortization	of Asset	Net

Licenses	$4,553,944	$—	$—	$4,553,944
Pacsquare assets – Proprietary Software	1,416,000	—	—	1,416,000
Technology acquired	18,163,044	(317,231)	—	17,845,813
Customer Lists	14,374,411	(136,233)	—	14,238,178
Intangible Assets	$38,507,399	$(453,464)	$—	$38,053,935